INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.           INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2020	2021

Trade name and domain names	$27,982	$41,707
User base and customer relationships	24,803	32,378
Licenses	28,476	28,796
Technology	13,230	14,308
Copyrights and teaching materials	5,974	6,026
Partnership agreements and school cooperation agreements	4,858	4,858
Others	2,687	5,655

Total cost of intangible assets	108,010	133,728
Less: accumulated amortization	(45,930)	(70,012)
Less: accumulated impairment loss	(358)	(358)
Add: foreign exchange difference	(2,737)	2,683

	$58,985	$66,041

The Group recorded amortization expense of $12,166, $15,677 and $24,030 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $20,837, $14,543, $11,110, $9,431 and $6,324, respectively.

The impairment loss on acquired intangible assets was nil, nil and $136 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.